Notes Payable - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Notes Payable - Related Party

NOTE 6 NOTES PAYABLE—RELATED PARTY

In July 2014, the Company entered into a note agreement for $500,000 with Spring Forth Investments, LLC a company owned by Mr. David Spafford, a director. The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice and paying an extension fee of $10,000. The note pays interest at an annual rate of 20% and is paid monthly. The Company prepaid the last three months of interest for a total of $25,000 at the time of issuance of the note. As additional consideration for the note, the Company issued 4,000,000 Series D preferred stock units (which were separable into 4,000,000 shares of Series D preferred stock, 20,000 Class A warrants to purchase one share of common stock for every 60 warrants at $295.20 per share and 20,000 Class B warrants to purchase one share of common stock for every 60 warrants at $12.00 per share) at a value of $100,000 or $0.025 per unit. On the date of the IPO, the 4,000,000 shares of Series D Preferred Stock converted into 334 shares of Common Stock at a conversion ratio of 12,000 to 1. The Series D preferred stock units were accounted as a debt discount to be amortized over the life of the note. As of September 30, 2015 there was no unamortized debt discount.

In February 2015, the Company entered into another loan agreement for $250,000 with Spring Forth Investments, LLC. The loan had an interest rate of twelve percent (12%) per year and matured the earlier of (i) 90 days from the date of the loan agreement, or (ii) five days after the closing of a registered public offering of securities of the Company. In April 2015, the Company paid off the note along with the accrued interest in the amount of $4,192 and a termination fee of $12,500.

NOTE 8 NOTES PAYABLE—RELATED PARTY

In July 2014, the Company entered into a note agreement for $500,000 with Spring Forth Investments, LLC a company owned by Mr. David Spafford, a director. The maturity date for the note is July 18, 2015. The note pays interest at an annual rate of 20% and is paid monthly. The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015 and paying an extension fee of $10,000. The Company prepaid the last three months of interest for a total of $25,000 at the time of issuance of the note. As additional consideration for the note, the Company issued 4,000,000 Series D preferred stock units (which are separable into 4,000,000 shares of Series D preferred stock, 20,000 Class A warrants to purchase 334 shares of common stock at $295.20 per share and 20,000 Class B warrants to purchase 334 shares of common stock at $12.00 per share) at a value of $100,000 or $0.025 per unit. The Series D preferred stock units were accounted as a debt discount to be amortized over the life of the note. As of December 31, 2014 the unamortized debt discount was $58,333. On the date of the IPO, the 4,000,000 shares of Series D Preferred Stock converted into 334 shares of common stock at a conversion ratio of 12,000 to 1.